Summary of Option Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Exercise Price
Beginning Balance	$ 20.51	$ 20.30	$ 9.75
Options granted		3.85	6.15
Options exercised			3.95
Options Forfeited / canceled / expired	3.85	5.31	5.65
Ending Balance	20.63	20.51	20.30
Exercisable at December 31	20.57	21.28	23.35
Ending Balance	$ 20.63	$ 20.51	$ 20.30
No. of Shares
Beginning Balance	617,000	626,000	1,844,000
Options granted		12,000	66,000
Options exercised	0	0	(907,000)
Options Forfeited / canceled / expired	(4,000)	(21,000)	(377,000)
Ending Balance	613,000	617,000	626,000
Exercisable at December 31	606,000	586,000	519,000
Vested and expected to vest at December 31	613,000	617,000	626,000
Weighted- Average Remaining Contractual Term
Balance at December 31	4 years 2 months 5 days
Exercisable at December 31	3 years 11 months 12 days
Vested and expected to vest at December 31	3 years 1 month 24 days
Aggregate Intrinsic Value
Balance at December 31	$ 0
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 0